PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES
Schedule of provision for unpaid losses and loss adjustment expense

	2020	2019
Outstanding losses reported	$22,709,784	$13,558,734
IBNR	32,278,056	19,024,874
Total unpaid losses and loss adjustment expenses	$54,987,840	$32,583,608

Schedule of changes in the provision for unpaid losses and loss adjustment expenses

	Nine Months Ended
	September 30, 2021	September 30, 2020
Balance—Beginning of year	$54,987,840	$32,583,608
Less: amount recoverable from reinsurers	—	(2,343)
Net balance—Beginning of year	54,987,840	32,581,265
Losses incurred for the period related to:
Current period	87,642,926	65,734,569
Prior periods	—	—
Total losses incurred	87,642,926	65,734,569
Losses paid for the period related to:
Current period	20,604,251	15,282,345
Prior periods	18,402,785	11,921,879
Total losses paid	39,007,036	27,204,224
Net balance—September 30	103,623,730	71,111,610
Foreign currency translation adjustment	(32,567)	—
Balance—September 30	$103,591,163	$71,111,610

	2020	2019	2018
Unpaid losses and loss adjustment expenses – beginning of the year	$32,583,608	$18,721,005	$7,244,232
Less: reinsurance recoverable	(2,343)	(155,484)	—
Net unpaid losses and loss adjustment expenses – beginning of the year	$32,581,265	$18,565,521	$7,244,232
Losses incurred related to:
Current year	$91,025,223	$64,534,566	$40,858,541
Prior year	—	(134,364)	—
Total incurred	$91,025,223	$64,400,202	$40,858,541
Losses paid for the period related to:
Current year	$53,734,787	$38,423,496	$24,246,730
Prior year	14,883,861	11,960,962	5,290,522
Total paid	$68,618,648	$50,384,458	$29,537,252
Net paid losses and loss adjustment expenses – end of year	$54,987,840	$32,581,265	$18,565,521
Add: reinsurance recoverable	—	2,343	155,484
Unpaid losses and loss adjustment expenses – end of year	$54,987,840	$32,583,608	$18,721,005

Schedule of reconciliation of the reserves for losses and loss adjustment expenses

	December 31, 2020
	Reserves for Loss		Reserves for Loss
	and Loss Adjustment		and Loss Adjustment
	Expenses, Gross		Expenses, Net
	of Reinsurance	Reinsurance	of Reinsurance
	Recoverable	Recoverable	Recoverable
Auto	$54,547,718	$—	$54,547,718
Marine	440,122	—	440,122
Total reserves for losses and loss adjustment expenses	$54,987,840	$—	$54,987,840

	December 31, 2019
	Reserves for Loss		Reserves for Loss
	and Loss Adjustment		and Loss Adjustment
	Expenses, Gross		Expenses, Net
	of Reinsurance	Reinsurance	of Reinsurance
	Recoverable	Recoverable	Recoverable
Auto	$32,179,674	$2,343	$32,177,331
Marine	403,934	—	403,934
Total reserves for losses and loss adjustment expenses	$32,583,608	$2,343	$32,581,265

Incurred losses and loss adjustment expenses by accident year, undiscounted and net of reinsurance recoveries

					As of December 31, 2020
					Reserves
					for Losses and
					Loss Adjustment	Cumulative
					Expenses	Number of
	Reporting Years Ended December 31				Incurred But	Reported
Accident Year	2017*	2018*	2019*	2020	Not Reported	Claims
2017	$18,594,084	$18,594,084	$18,594,084	$18,594,084	$554,288	11,022
2018	—	40,421,599	40,287,235	40,287,235	2,450,155	20,595
2019	—	—	63,641,578	63,641,578	6,756,514	23,588
2020	—	—	—	90,110,215	22,197,270	25,619
Total	$18,594,084	$59,015,683	$122,522,897	$212,633,112	$31,958,227	80,824
Cumulative paid losses and loss adjustment expenses from the table below				(158,085,394)	—
Reserves for losses and loss adjustment expenses before the 2017 accident year				—	—
Reserves for losses and loss adjustment expenses, undiscounted and net of reinsurance				$54,547,718	$31,958,227

					As of December 31, 2020
					Reserves
					for Losses and
					Loss Adjustment	Cumulative
					Expenses	Number of
	Reporting Years Ended December 31				Incurred But	Reported
Accident Year	2017*	2018*	2019*	2020	Not Reported	Claims
2017	$197,767	$197,767	$197,767	$197,767	$15,452	124
2018	—	436,942	436,942	436,942	12,297	189
2019	—	—	892,988	892,988	61,289	192
2020	—	—	—	915,010	230,791	189
Total	$197,767	$634,709	$1,527,697	$2,442,707	$319,829	694
Cumulative paid losses and loss adjustment expenses from the table below				(2,002,585)	—
Reserves for losses and loss adjustment expenses before the 2017 accident year				—	—
Reserves for losses and loss adjustment expenses, undiscounted and net of reinsurance				$440,122	$319,829

Paid losses and loss adjustment expenses by accident

Accident Year	2017*	2018*	2019*	2020
2017	$11,409,657	$16,654,772	$17,442,072	$17,529,536
2018	—	23,915,123	34,991,582	35,898,713
2019	—	—	37,909,571	51,490,603
2020	—	—	—	53,166,542
Total				$158,085,394

Accident Year	2017*	2018*	2019*	2020
2017	$137,957	$183,634	$183,364	$182,145
2018	—	331,613	426,473	424,645
2019	—	—	513,925	827,550
2020	—	—	—	568,245
Total				$2,002,585

Schedule of historical average annual percentage claims payout on an accident year

	Average Annual Percentage of
	Payout of Incurred Claims by Age,
	Net of Reinsurance
Accident Year	Year 1	Year 2	Year 3	Year 4
Auto	68.1%	19.2%	5.1%	3.9%
Marine	65.8%	30.2%	1.3%	1.1%